Condensed consolidated cash flow statement (unaudited) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
Profit before tax		£ 4,215	£ 4,562
Adjustment for non-cash items		4,976	10,085
Net decrease in loans and advances at amortised cost		1,839	7,734
Net increase in deposits at amortised cost		18,663	8,919
Net decrease in debt securities in issue		(1,686)	(9,596)
Changes in other operating assets and liabilities		10,103	2,553
Corporate income tax paid		(540)	(346)
Net cash from operating activities		37,570	23,911
Net cash from investing activities		(16,333)	(14,784)
Net cash from financing activities	[1]	166	(191)
Effect of exchange rates on cash and cash equivalents		(1,624)	(6,069)
Net increase in cash and cash equivalents		19,779	2,867
Cash and cash equivalents at beginning of the period		248,007	278,790
Cash and cash equivalents at end of the period		£ 267,786	£ 281,657

[1]	Issuance and redemption of debt securities included in financing activities relate to instruments that qualify as eligible liabilities and satisfy regulatory requirements for MREL instruments which came into effect during 2019.